Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
WillScot Options
Options
Beginning balance (in shares)	534,188	534,188	534,188
Converted at merger (in shares)			0
Exercised (in shares)	0	0	0
Ending balance (in shares)	534,188	534,188	534,188
Weighted-Average Exercise Price per Share
Beginning balance (in USD per share)	$ 13.60	$ 13.60	$ 13.60
Converted at merger (in USD per share)			0
Exercised (in USD per share)	0	0	0
Ending balance (in USD per share)	$ 13.60	$ 13.60	$ 13.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fully vested and exercisable options (in shares)	534,188
Fully vested and exercisable options, weighted-average exercise price per share (in USD per share)	$ 13.60
Converted Mobile Mini Options
Options
Beginning balance (in shares)	864,276	1,527,643	2,031,455
Converted at merger (in shares)			(6,240)
Exercised (in shares)	(35,030)	(663,367)	(497,572)
Ending balance (in shares)	829,246	864,276	1,527,643
Weighted-Average Exercise Price per Share
Beginning balance (in USD per share)	$ 12.91	$ 14.66	$ 14.78
Converted at merger (in USD per share)			12.19
Exercised (in USD per share)	14.21	16.93	15.21
Ending balance (in USD per share)	$ 12.86	$ 12.91	$ 14.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fully vested and exercisable options (in shares)	829,246
Fully vested and exercisable options, weighted-average exercise price per share (in USD per share)	$ 12.86